Right of use assets	12 Months Ended
Dec. 31, 2022
Right of use assets
Right of use assets

12Right of use assets

Leasehold Property
£ 000
Cost or valuation
At January 1, 2021	1,445
Additions	1,084
At December 31, 2021	2,529
Additions	1,562
At December 31, 2022	4,091
Depreciation
At January 1, 2021	383
Charge for the year	177
At December 31, 2021	560
Charge for the year	410
At December 31, 2022	970
Net book value
At December 31, 2022	3,121
At December 31, 2021	1,969

The right of use assets are leasehold properties in Bristol and Kemble, UK. Further information on the lease liability of this lease can be found in note 18.